Premises, Equipment And Leases	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Premises, Equipment And Leases [Text Block]

Note 6 – Premises, Equipment and Leases

Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2014	2013
Land	$76,667	$75,593
Buildings	360,133	354,070
Leasehold improvements	32,404	38,303
Furniture, fixtures, and equipment	201,443	202,102
Premises and equipment, at cost	670,647	670,068
Less accumulated depreciation and amortization	367,651	364,824
Premises and equipment, net	$302,996	$305,244

FHN is obligated under a number of noncancelable operating leases for premises with terms up to 30 years, which may include the payment of taxes, insurance and maintenance costs. Operating leases for equipment are not material.

Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2014 are shown below:

(Dollars in thousands)
2015	$15,585
2016	13,835
2017	12,629
2018	10,917
2019	8,790
2020 and after	27,112
Total minimum lease payments	$88,868

Payments required under capital leases are not material.

Aggregate minimum income under sublease agreements for these periods is not material.

Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2014	2013	2012
Rent expense, gross	$20,123	$19,445	$23,109
Sublease income	(213)	(1,974)	(3,365)
Rent expense, net	$19,910	$17,471	$19,744